UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08012
Government Obligations Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Government Obligations Portfolio	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Assn., 6.125%, 3/15/12	$8,000	$8,926,304

Total U.S. Government Agency Obligations (identified cost, $8,709,518)		$8,926,304

Mortgage Pass-Throughs — 121.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$15	$15,353
6.00%, with various maturities to 2026	2,077	2,163,560
6.25%, with maturity at 2008	8	8,402
6.50%, with various maturities to 2024	46,558	49,133,454
6.87%, with maturity at 2024	1,177	1,252,552
7.00%, with various maturities to 2026	35,557	37,989,881
7.089%, with maturity at 2023	2,839	3,064,016
7.25%, with maturity at 2022	4,712	5,103,641
7.50%, with various maturities to 2028	18,732	20,247,366
7.625%, with maturity at 2019	1,795	1,957,313
7.75%, with various maturities to 2018	176	187,788
7.78%, with maturity at 2022	482	528,650
7.85%, with maturity at 2020	1,611	1,769,533
8.00%, with various maturities to 2028	53,325	58,029,788
8.13%, with maturity at 2019	2,850	3,147,450
8.15%, with various maturities to 2021	1,202	1,312,226
8.25%, with various maturities to 2017	2,151	2,276,023
8.50%, with various maturities to 2027	22,709	24,983,371
8.75%, with various maturities to 2016	1,708	1,803,638
9.00%, with various maturities to 2027	45,274	50,423,249
9.25%, with various maturities to 2017	2,725	2,969,478
9.50%, with various maturities to 2026	13,079	14,778,992
9.75%, with various maturities to 2018	1,052	1,140,246
10.00%, with various maturities to 2025	14,093	16,342,398
10.50%, with various maturities to 2021	8,417	9,881,253
10.75%, with maturity at 2011	326	361,085

11.00%, with various maturities to 2021	$12,209	$14,352,144
11.25%, with maturity at 2014	299	338,588
11.50%, with various maturities to 2017	1,169	1,362,930
11.75%, with maturity at 2011	179	204,138
12.00%, with various maturities to 2019	2,389	2,858,279
12.25%, with various maturities to 2019	247	290,448
12.50%, with various maturities to 2019	5,237	6,241,141
12.75%, with various maturities to 2015	67	80,266
13.00%, with various maturities to 2019	738	899,007
13.25%, with various maturities to 2019	86	104,796
13.50%, with various maturities to 2019	1,390	1,668,870
14.00%, with various maturities to 2016	283	343,681
14.50%, with various maturities to 2014	27	34,923
14.75%, with maturity at 2010	84	98,674
15.00%, with various maturities to 2013	566	704,656
15.25%, with maturity at 2012	31	39,333
15.50%, with maturity at 2011	11	13,623
16.00%, with maturity at 2012	38	47,826
16.25%, with various maturities to 2012	20	25,108
		$340,579,137
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	9	8,156
3.50%, with maturity at 2007	1	1,071
5.25%, with maturity at 2006	7	6,675
5.50%, with maturity at 2006	6	6,177
6.00%, with various maturities to 2024	1,847	1,922,540
6.50%, with various maturities to 2026 (1)	155,342	163,764,936
6.75%, with maturity at 2007	1	1,303
7.00%, with various maturities to 2029	75,235	80,366,952
7.25%, with various maturities to 2023	542	575,982
7.50%, with various maturities to 2029	29,469	31,954,811
7.75%, with maturity at 2008	93	97,310
7.875%, with maturity at 2021	2,659	2,927,008
7.979%, with maturity at 2030	336	369,377
8.00%, with various maturities to 2027	49,076	53,701,091
8.25%, with various maturities to 2025	2,784	2,990,557
8.33%, with maturity at 2020	1,322	1,467,772
8.50%, with various maturities to 2027	24,756	27,243,904
8.643%, with maturity at 2021	1,221	1,355,009
8.75%, with various maturities to 2017	1,807	1,922,151
8.903%, with maturity at 2010	472	510,961
9.00%, with various maturities to 2030	10,294	11,342,249
9.125%, with maturity at 2011	293	321,888
9.25%, with various maturities to 2016	472	511,406
9.50%, with various maturities to 2030	12,153	13,652,305
9.75%, with maturity at 2019	80	91,518
9.864%, with maturity at 2021	362	413,706
9.886%, with maturity at 2025	253	287,797
10.00%, with various maturities to 2027	11,072	12,816,352
10.125%, with maturity at 2021	289	337,341
10.133%, with maturity at 2023	435	510,550

10.331%, with maturity at 2020	$381	$438,748
10.434%, with maturity at 2021	502	588,063
10.50%, with various maturities to 2025	3,107	3,605,223
10.623%, with maturity at 2025	346	405,316
11.00%, with various maturities to 2025	5,949	6,975,514
11.278%, with maturity at 2019	527	624,018
11.50%, with various maturities to 2020	3,867	4,538,913
11.591%, with maturity at 2018	707	833,903
11.75%, with various maturities to 2017	493	583,976
12.00%, with various maturities to 2020	8,448	10,087,231
12.004%, with maturity at 2025	241	289,651
12.25%, with various maturities to 2015	489	584,253
12.369%, with maturity at 2021	357	427,044
12.50%, with various maturities to 2021	2,458	2,946,627
12.692%, with maturity at 2015	659	801,514
12.75%, with various maturities to 2015	527	631,324
13.00%, with various maturities to 2019	1,610	1,911,297
13.25%, with various maturities to 2015	460	551,429
13.50%, with various maturities to 2015	1,142	1,405,520
13.75%, with maturity at 2011	17	20,164
14.00%, with various maturities to 2014	49	59,802
14.50%, with maturity at 2014	34	43,330
14.75%, with maturity at 2012	901	1,113,372
15.00%, with various maturities to 2013	938	1,175,219
15.50%, with maturity at 2012	124	157,676
15.75%, with maturity at 2011	4	5,129
16.00%, with maturity at 2012	500	634,976
		$452,918,087
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (1)	172,260	181,909,895
7.00%, with various maturities to 2025 (1)	85,064	90,948,226
7.25%, with various maturities to 2022	266	285,343
7.31%, with maturity at 2027	1,348	1,453,688
7.50%, with various maturities to 2024	19,113	20,724,350
8.00%, with various maturities to 2027	53,652	58,686,861
8.25%, with various maturities to 2019	516	568,116
8.30%, with maturity at 2020	223	247,340
8.50%, with various maturities to 2018	9,179	10,144,188
9.00%, with various maturities to 2027	33,683	37,846,782
9.50%, with various maturities to 2026 (1)	23,746	26,804,464
10.00%, with various maturities to 2025	8,002	9,175,884
10.50%, with various maturities to 2020	7,470	8,763,370
11.00%, with various maturities to 2020	2,762	3,274,683
11.50%, with maturity at 2013	39	45,869
12.00%, with various maturities to 2015	2,427	2,899,388
12.50%, with various maturities to 2019	969	1,165,937
13.00%, with various maturities to 2014	258	314,612
13.50%, with maturity at 2011	9	10,915
14.00%, with maturity at 2015	29	36,879
14.50%, with maturity at 2014	8	10,094
15.00%, with various maturities to 2013	206	261,444
16.00%, with various maturities to 2012	53	66,254
		$455,644,582

Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	$2,204	$2,275,203
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	4,523	4,691,002
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	6,809	7,202,161
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	3,588	3,707,613
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	10,299	10,722,176
Federal Home Loan Mortgage Corp., Series 2149., Class QL, 6.00%, due 2029	10,000	10,406,210
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,024	1,078,932
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	2,564	2,721,334
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	2,158	2,316,231
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,698	1,790,067
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	5,269	5,653,467
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	4,394	4,769,222
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	6,781	7,192,321
		$64,525,939

Total Mortgage Pass-Throughs (identified cost $1,307,064,155)		$1,313,667,745

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (2)	$6,000	$7,651,410

Total U.S. Treasury Obligations (identified cost, $6,270,211)		$7,651,410

Commercial Paper — 0.1%

Security	Principal Amount (000’s omitted)	Value
Neptune Funding Corp., 1.93%, 10/1/04	$555	$555,000

Total Commercial Paper (at amortized cost, $555,000)		$555,000

Short-Term Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	$4,045	$4,045,000

Total Short-Term Investments (at amortized cost, $4,045,000)		$4,045,000

Total Investments — 123.9% (identified cost $1,326,643,884)		$1,334,845,459

Other Assets, Less Liabilities — (23.9)%		$(257,490,083)

Net Assets — 100.0%		$1,077,355,376

(1)	All or a portion of these securities were on loan at September 30, 2004.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

At September 30, 2004, the Portfolio had the following open futures contracts:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	1,700 U.S Treasury Note	Short	$(187,484,177)	$(188,275,000)	$(790,823)

At September 30, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,326,819,287
Gross unrealized appreciation	$13,005,680
Gross unrealized depreciation	(4,979,508)
Net unrealized appreciation	$8,026,172

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S, Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	November 18, 2004

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 18, 2004